LOSS PER SHARE (Schedule of Anti-Dilutive Securities) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrant and Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instruments	2,912,147	1,170,262	1,104,431